Taxation - Schedule of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Impairment of long-lived assets	¥ 7,611	$ 1,043	¥ 8,722
Allowance for credit losses	2,558	350	2,826
Net operation loss	728	100
Others	226	31	366
Total deferred tax assets	11,123	1,524	11,914
Net off against deferred tax liabilities	(132)	(18)
Total net deferred tax assets	10,991	1,506	11,914
Deferred tax liabilities
Fair value change gain	132	18
Total deferred tax liabilities	132	18
Net off against deferred tax assets	(132)	(18)
Net deferred tax liabilities